UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court,
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2018

DATE OF REPORTING PERIOD: September 30, 2018

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (13.3%)
	Communication Services (0.4%)
110,000	GCI Liberty, Inc.*^ 1.750%, 09/30/46	$120,961
	Consumer Discretionary (2.7%)
95,000	Booking Holdings, Inc. 0.350%, 06/15/20	144,217
	Ctrip.com International, Ltd.
28,000	1.000%, 07/01/20	27,512
26,000	1.990%, 07/01/25	27,060
28,000	DISH Network Corp. 3.375%, 08/15/26	26,680
	Liberty Media Corp.
125,000	2.250%, 09/30/46	68,653
90,000	1.375%, 10/15/23^	109,991
65,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	64,227
60,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	70,575
27,000	Live Nation Entertainment, Inc.* 2.500%, 03/15/23	29,429
40,000	Marriott Vacations Worldwide Corp.^ 1.500%, 09/15/22	40,507
70,000	RH*^ 0.000%, 06/15/23	66,718
80,000	Tesla, Inc.^ 1.250%, 03/01/21	76,527
		752,096
	Energy (0.1%)
21,000	Oil States International, Inc.*^ 1.500%, 02/15/23	22,197
	Financials (0.8%)
175,000	Ares Capital Corp. 4.375%, 01/15/19	175,452
55,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	53,317
		228,769
	Health Care (1.3%)
23,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	27,625
	Illumina, Inc.
93,000	0.000%, 08/15/23*^	103,049
56,000	0.000%, 06/15/19	80,854
55,000	Insulet Corp.*^ 1.375%, 11/15/24	69,962
32,000	Teladoc Health, Inc.* 1.375%, 05/15/25	54,902
27,000	Wright Medical Group, Inc.* 1.625%, 06/15/23	28,553
		364,945
PRINCIPAL AMOUNT			VALUE
		Industrials (0.5%)
26,000		Air Transport Services Group, Inc.^ 1.125%, 10/15/24	$24,897
38,000		Meritor, Inc.
		3.250%, 10/15/37	36,260
60,000	EUR	Safran, SA 0.000%, 12/31/20	84,127
			145,284
		Information Technology (5.9%)
23,000		Akamai Technologies, Inc.* 0.125%, 05/01/25	22,639
55,000		Altaba, Inc.^ 0.000%, 12/01/18	70,187
27,000		Citrix Systems, Inc.^ 0.500%, 04/15/19	41,458
26,000		Cypress Semiconductor Corp.* 2.000%, 02/01/23	25,839
70,000		DocuSign, Inc.* 0.500%, 09/15/23	69,615
26,000		Envestnet, Inc. 1.750%, 12/15/19	28,595
85,000		Finisar Corp.^ 0.500%, 12/15/36	77,940
27,000		Guidewire Software, Inc. 1.250%, 03/15/25	28,905
23,000		II-VI, Inc. 0.250%, 09/01/22	26,937
90,000		Intel Corp. 3.250%, 08/01/39	206,599
57,000		Lumentum Holdings, Inc. 0.250%, 03/15/24	68,435
80,000		Microchip Technology, Inc. 1.625%, 02/15/27	85,344
53,000		New Relic, Inc.*^ 0.500%, 05/01/23	56,819
64,000		ON Semiconductor Corp. 1.000%, 12/01/20	74,321
80,000		Palo Alto Networks, Inc.*^ 0.750%, 07/01/23	83,480
26,000		Pure Storage, Inc.* 0.125%, 04/15/23	30,119
16,000		Q2 Holdings, Inc.*^ 0.750%, 02/15/23	18,881
27,000		RealPage, Inc.^ 1.500%, 11/15/22	43,998
58,000		Silicon Laboratories, Inc.^ 1.375%, 03/01/22	67,087
70,000		Splunk, Inc.* 0.500%, 09/15/23	71,934
70,000		Twitter, Inc.*^ 0.250%, 06/15/24	61,240
70,000		Wix.com, Ltd.*^ 0.000%, 07/01/23	74,619
155,000		Workday, Inc.*^ 0.250%, 10/01/22	179,133
95,000		Zendesk, Inc.* 0.250%, 03/15/23	119,681
			1,633,805
		Materials (0.4%)
95,000		Royal Gold, Inc.^ 2.875%, 06/15/19	95,871

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Real Estate (0.9%)
83,000	Empire State Realty OP, LP* 2.625%, 08/15/19	$83,545
	IH Merger Sub, LLC
55,000	3.000%, 07/01/19	68,668
40,000	3.500%, 01/15/22	43,990
50,000	Starwood Property Trust, Inc.^ 4.000%, 01/15/19	55,374
		251,577
	Utilities (0.3%)
70,000	NRG Energy, Inc.*^ 2.750%, 06/01/48	74,039
	TOTAL CONVERTIBLE BONDS (Cost $3,483,749)	3,689,544

U.S. GOVERNMENT AND AGENCY SECURITIES (1.7%)
	United States Treasury Note
140,000	2.000%, 01/31/20	138,693
125,000	1.125%, 06/30/21	119,286
110,000	2.750%, 02/15/19	110,172
66,000	2.000%, 11/15/26	61,086
63,000	1.625%, 05/15/26^	57,010
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $500,963)	486,247

SYNTHETIC CONVERTIBLE SECURITIES (3.1%) ¤

CORPORATE BONDS (2.8%)
	Consumer Discretionary (1.3%)
53,000	Dana, Inc. 5.500%, 12/15/24	52,585
45,000	GameStop Corp.*^ 6.750%, 03/15/21	45,902
100,000	Home Depot, Inc. 2.700%, 04/01/23	97,713
140,000	L Brands, Inc. 5.625%, 02/15/22	142,186
25,000	Lowe's Companies, Inc.^ 3.875%, 09/15/23	25,543
		363,929
	Consumer Staples (0.5%)
135,000	Walmart, Inc. 3.300%, 04/22/24	134,808
	Financials (0.2%)
50,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	48,861
	Health Care (0.1%)
30,000	Universal Health Services, Inc.*^ 4.750%, 08/01/22	30,325
	Information Technology (0.7%)
135,000	Alphabet, Inc. 3.375%, 02/25/24	135,843
PRINCIPAL AMOUNT		VALUE
65,000	Apple, Inc. 3.450%, 05/06/24	$65,101
		200,944
	TOTAL CORPORATE BONDS	778,867

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.3%) #
	Information Technology (0.0%)
6	Paypal Holdings, Inc.
52,704	Call, 01/18/19, Strike $90.00	2,730
	Other (0.3%)
	iShares China Large-Cap ETF
50
214,100	Call, 12/21/18, Strike $42.00	10,775
48
205,536	Call, 11/16/18, Strike $44.00	3,864
	iShares MSCI EAFE ETF
112
761,488	Call, 12/21/18, Strike $67.00	25,480
88
598,312	Call, 10/19/18, Strike $69.00	2,464
79
537,121	Call, 10/19/18, Strike $66.00	18,131
	iShares MSCI Emerging Markets
60
257,520	Call, 10/19/18, Strike $45.00	600
52
223,184	Call, 10/19/18, Strike $41.50	9,074
50
214,600	Call, 12/21/18, Strike $43.00	7,425
8	iShares Russell 2000 ETF
134,840	Call, 10/19/18, Strike $169.00	1,476
		79,289
	TOTAL PURCHASED OPTIONS	82,019

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $890,146)	860,886

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (6.5%)
	Energy (0.6%)
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 3.399%, 09/15/29	39,976
1,470	Hess Corp. 8.000%, 02/01/19	116,836
		156,812
	Financials (0.9%)
4,550	AMG Capital Trust II 5.150%, 10/15/37	259,769

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Health Care (0.3%)
1,300	Becton Dickinson and Company 6.125%, 05/01/20	$84,968
	Industrials (1.8%)
135	Fortive Corp. 5.000%, 07/01/21	145,639
2,665	Rexnord Corp.^ 5.750%, 11/15/19	173,225
1,600	Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	175,376
		494,240
	Materials (0.2%)
1,100	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	63,250
	Real Estate (0.7%)
185	Crown Castle International Corp.^ 6.875%, 08/01/20	200,910
	Utilities (2.0%)
444	Dominion Energy, Inc.^ 6.750%, 08/15/19	21,001
2,355	DTE Energy Company^ 6.500%, 10/01/19	123,051
5,260	NextEra Energy, Inc. 6.123%, 09/01/19	299,557
	Sempra Energy
550	6.750%, 07/15/21	55,519
400	6.000%, 01/15/21	40,336
		539,464
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,613,053)	1,799,413

COMMON STOCKS (71.5%)
	Communication Services (1.2%)
2,950	AT&T, Inc.~	99,061
4,165	Verizon Communications, Inc.	222,369
		321,430
	Consumer Discretionary (9.8%)
430	Amazon.com, Inc.#	861,290
605	Aptiv, PLC	50,759
4,275	Comcast Corp. - Class A	151,378
905	Dollar Tree, Inc.#	73,803
220	Expedia Group, Inc.	28,706
1,450	General Motors Co.	48,821
1,835	Home Depot, Inc.	380,120
945	Lowe's Companies, Inc.	108,505
1,265	McDonald's Corp.	211,622
530	Netflix, Inc.#	198,289
1,340	Nike, Inc. - Class B	113,525
360	PVH Corp.	51,984
505	Royal Caribbean Cruises, Ltd.	65,620
1,065	Starbucks Corp.	60,534
655	TJX Companies, Inc.	73,373
2,150	Walt Disney Company^	251,421
		2,729,750
NUMBER OF SHARES		VALUE
	Consumer Staples (5.2%)
5,804	Coca-Cola Company	$268,087
795	Costco Wholesale Corp.	186,730
920	Kroger Company	26,781
3,350	Mondelez International, Inc. - Class A	143,916
1,825	PepsiCo, Inc.	204,035
1,900	Philip Morris International, Inc.	154,926
2,760	Procter & Gamble Company	229,715
800	Walgreens Boots Alliance, Inc.	58,320
1,775	Walmart, Inc.	166,690
		1,439,200
	Energy (4.4%)
2,445	Chevron Corp.	298,974
1,300	ConocoPhillips	100,620
1,200	EOG Resources, Inc.	153,084
4,055	Exxon Mobil Corp.	344,756
1,145	Halliburton Company	46,407
1,175	Marathon Petroleum Corp.	93,965
415	Pioneer Natural Resources Company	72,289
1,665	Schlumberger, Ltd.	101,432
		1,211,527
	Financials (11.2%)
470	Affiliated Managers Group, Inc.~	64,258
2,625	American International Group, Inc.	139,755
15,325	Bank of America Corp.	451,474
1,335	Capital One Financial Corp.	126,732
565	Cboe Global Markets, Inc.	54,217
1,100	Chubb Corp.	147,004
2,565	Citigroup, Inc.	184,013
570	Discover Financial Services	43,577
2,430	E*TRADE Financial Corp.#	127,308
675	Goldman Sachs Group, Inc.	151,362
2,000	Intercontinental Exchange, Inc.	149,780
4,755	JPMorgan Chase & Company	536,554
3,935	KeyCorp	78,267
1,555	Marsh & McLennan Companies, Inc.	128,630
1,184	MetLife, Inc.	55,316
1,370	Morgan Stanley	63,801
1,085	Northern Trust Corp.	110,811
740	PNC Financial Services Group, Inc.	100,781
1,175	Prudential Financial, Inc.	119,051
2,010	US Bancorp	106,148
2,185	Wells Fargo & Company	114,844
960	Zions Bancorporation	48,144
		3,101,827
	Health Care (11.2%)
1,580	AbbVie, Inc.	149,436
1,575	Agilent Technologies, Inc.	111,100
450	Alexion Pharmaceuticals, Inc.#	62,554
275	Amgen, Inc.	57,005
611	Anthem, Inc.	167,444
3,120	Baxter International, Inc.	240,521
200	Biogen, Inc.#	70,662
995	Bristol-Myers Squibb Company	61,770
1,100	Celgene Corp.#	98,439
315	Edwards Lifesciences Corp.#	54,841
710	Gilead Sciences, Inc.	54,819
350	Humana, Inc.	118,482

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
3,900	Johnson & Johnson	$538,863
370	Laboratory Corp. of America Holdings#	64,262
1,240	Medtronic, PLC	121,979
2,915	Merck & Company, Inc.	206,790
366	Molina Healthcare, Inc.#	54,424
6,470	Pfizer, Inc.	285,133
420	Stryker Corp.	74,626
100	Teleflex, Inc.	26,609
435	Thermo Fisher Scientific, Inc.	106,175
1,465	UnitedHealth Group, Inc.	389,749
		3,115,683
	Industrials (8.0%)
615	Boeing Company	228,718
1,065	Caterpillar, Inc.	162,402
2,935	CSX Corp.	217,337
5,300	Delta Air Lines, Inc.	306,499
1,670	Emerson Electric Company	127,889
6,300	General Electric Company	71,127
2,550	Honeywell International, Inc.	424,320
494	Lockheed Martin Corp.	170,904
805	Northrop Grumman Corp.	255,483
1,615	Union Pacific Corp.	262,970
		2,227,649
	Information Technology (18.0%)
820	Accenture, PLC - Class A	139,564
335	Adobe Systems, Inc.~#	90,433
595	Alphabet, Inc. - Class A#	718,213
5,325	Apple, Inc.	1,202,066
465	Broadcom, Inc.	114,730
4,605	Cisco Systems, Inc.	224,033
2,400	Facebook, Inc. - Class A#	394,704
280	Fidelity National Information Services, Inc.	30,540
639	Lam Research Corp.	96,936
1,225	MasterCard, Inc. - Class A	272,697
8,430	Microsoft Corp.	964,139
670	NVIDIA Corp.	188,283
1,410	Oracle Corp.	72,700
800	Salesforce.com, Inc.#	127,224
2,370	Visa, Inc. - Class A	355,713
		4,991,975
	Materials (1.0%)
3,275	DowDuPont, Inc.	210,615
850	Nucor Corp.	53,933
		264,548
	Real Estate (0.8%)
1,270	American Tower Corp.	184,531
805	Welltower, Inc.	51,778
		236,309
	Utilities (0.7%)
4,476	Exelon Corp.	195,422
	TOTAL COMMON STOCKS (Cost $13,505,113)	19,835,320

EXCHANGE-TRADED FUNDS (1.9%)
	Other (1.9%)
1,600	iShares Russell 2000 Value ETF^	212,800
NUMBER OF SHARES		VALUE
3,740	iShares MSCI EAFE ETF^	$254,283
1,425	iShares MSCI Emerging Markets ETF^	61,161
	TOTAL EXCHANGE-TRADED FUNDS (Cost $519,179)	528,244

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%) #
	Other (0.1%)
	S&P 500 Index
4
1,165,592	Put, 11/16/18, Strike $2,850.00	9,520
1
291,398	Put, 12/21/18, Strike $2,900.00	5,433
	TOTAL PURCHASED OPTIONS (Cost $27,323)	14,953

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.0%)
278,111	Fidelity Prime Money Market Fund - Institutional Class, 2.140%***	278,194
274,608	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.990%***	274,608
	TOTAL SHORT TERM INVESTMENTS (Cost $552,823)	552,802

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.6%)
1,080,190	Fidelity Prime Money Market Fund - Institutional Class, 2.140%***	1,080,190
1,593,978	State Street Navigator Securities Lending Government Money Market Portfolio	1,593,978

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $2,674,168)	2,674,168

TOTAL INVESTMENTS (109.7%) (Cost $23,766,517)		30,441,577

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.6%)		(2,674,168)

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2018 (UNAUDITED)

LIABILITIES, LESS OTHER ASSETS (-0.1%)	$(27,814)

NET ASSETS (100.0%)	$27,739,595

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street
Bank and Trust	Canadian Dollar	10/24/18	5,000	3,872	$(514)
					$(514)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

Bank of New York	Canadian Dollar	10/24/18	5,000	3,873	$(38)
Bank of America, N.A..	European Monetary Unit	10/24/18	4,000	4,652	31
State Street Bank and Trust	European Monetary Unit	10/24/18	65,000	75,598	372
					$365

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at September 30, 2018.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $23,692.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of September 30, 2018.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2018, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost basis of investments	$23,766,517
Gross unrealized appreciation	7,295,549
Gross unrealized depreciation	(620,489)
Net unrealized appreciation (depreciation)	$6,675,060

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.

Note 3 – Fair Value Measurement

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$3,689,544	$—	$3,689,544
U.S. Government and Agency Securities	—	486,247	—	486,247
Synthetic Convertible Securities
(Corporate Bonds)	—	778,867	—	778,867
Synthetic Convertible Securities
(Purchased Options)	82,019	—	—	82,019
Convertible Preferred Stocks	1,499,668	299,745	—	1,799,413
Common Stocks U.S.	19,835,320	—	—	19,835,320
Exchange-Traded Funds	528,244	—	—	528,244
Purchased Options	14,953	—	—	14,953
Short Term Investments	552,802	—	—	552,802
Investment of Cash Collateral For
Securities Loaned	—	2,674,168	—	2,674,168
Forward Foreign Currency Contracts	—	403	—	403
TOTAL	$22,513,006	$7,928,974	$—	$30,441,980
Liabilities:
Forward Foreign Currency Contracts	$—	$552	$—	$552
TOTAL	$—	$552	$—	$552

	TRANSFERS	TRANSFERS	TRANSFERS	TRANSFERS
	IN TO	OUT OF	IN TO	OUT OF
	LEVEL 1*	LEVEL 1	LEVEL 2*	LEVEL 2
Investments at Value:
Convertible Preferred Stocks	$123,051	$—	$123,051	$—
TOTAL	$123,051	$—	$123,051	$—

*  Transfer from Level 2 to Level 1 was due to availability of quoted prices.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	October 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	October 31, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	October 31, 2018